Note 5 - Allowance for Loan Losses and Credit Quality Information (Details) - Troubled Debt Restructurings (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Trouble debt restructings	$ 9,450	$ 17,392	$ 31,700
1-4 Family [Member]
Financing Receivable, Modifications [Line Items]
Trouble debt restructings	368	840
Residential Developments [Member]
Financing Receivable, Modifications [Line Items]
Trouble debt restructings	7,432	14,244
Commercial Real Estate Other [Member]
Financing Receivable, Modifications [Line Items]
Trouble debt restructings	524	537
Consumer [Member]
Financing Receivable, Modifications [Line Items]
Trouble debt restructings	571	697
Construction Industry [Member]
Financing Receivable, Modifications [Line Items]
Trouble debt restructings	80	93
Commercial Business Other [Member]
Financing Receivable, Modifications [Line Items]
Trouble debt restructings	$ 475	$ 981